Cover	Mar. 28, 2022
Cover [Abstract]
Entity Registrant Name	VolitionRx Limited
Entity Central Index Key	0000093314
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 28, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	91-1949078
Entity File Number	001-36833
Entity Address Address Line 1	13215 Bee Cave Parkway
Entity Address Address Line 2	Suite 125
Entity Address Address Line 3	Galleria Oaks B
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78738
City Area Code	646
Local Phone Number	650-1351
Trading Symbol	VNRX
Security Exchange Name	NYSEAMER
Security 12b Title	Common Stock, par value $0.001 per share
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false